Commitments (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Commitments and Contingencies Disclosure [Abstract]
Payments for rent	$ 60,171	$ 82,756	$ 120,557
Royalty expense	$ 176	$ 10,678	$ 19,868